NOTES PAYABLE (Details Narrative) - USD ($)	Aug. 17, 2020	Apr. 22, 2020	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Aug. 15, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Loans payable			$ 139,797	$ 140,674	$ 144,089
Promissory Note For Refinancing One Model Home [Member] | Majority Owned Subsidiary Dubose Model Home [Member]
Short-Term Debt [Line Items]
Interest rate						8.00%	5.55%
Debt amount							$ 300,000
Economic Injury Disaster Loan [Member]
Short-Term Debt [Line Items]
Unsecured debt	$ 150,000	$ 10,000
Interest rate	3.75%	3.75%